Offerings - Offering: 1	Oct. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	1,357,638
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 21,722,208.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,889.83
Offering Note	Represents only the additional number of shares being registered and includes additional shares of common stock that the underwriters have the option to purchase. Does not include the securities that the registrant previously registered on the registration statement on Form S-1, as amended (File No. 333-299405), which was declared effective by the Securities and Exchange Commission on October 29, 2026 (the "Prior Registration Statement"). The registration fee is calculated in accordance with Rule 457(a) under the Securities Act of 1933, as amended, based on the proposed maximum aggregate offering price. The registrant previously registered securities at an aggregate offering price not to exceed $183,281,250.00 on the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended, an additional amount of shares having a maximum aggregate offering price of $21,722,208.00 is hereby registered, which includes shares issuable upon the exercise of the underwriters' option to purchase additional shares.